Stockholders' Deficit - Schedule of Changes in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Balance	$ (573,313)	$ 450,534	$ 846,473
Total other comprehensive (loss) income	(230,437)	(114,435)	34,463
Balance	(781,264)	(573,313)	450,534
Accumulated Translation Adjustment [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), before Tax	(48,606)	(58,683)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(13,439)	(15,770)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		25,847
Total other comprehensive (loss) income	(13,439)	10,077
Accumulated Other Comprehensive Income (Loss), before Tax	(62,045)	(48,606)	(58,683)
Accumulated Gain (Loss) Net Cash Flow Hedges [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Balance	(1,130)	122
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(1,611)	30
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(1,562)	(1,282)
Total other comprehensive (loss) income	(3,173)	(1,252)
Balance	(4,303)	(1,130)	122
Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Balance	(466,275)	(343,015)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(208,835)	(121,300)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(4,990)	(1,960)
Total other comprehensive (loss) income	(213,825)	(123,260)
Balance	(680,100)	(466,275)	(343,015)
Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Balance	(516,011)	(401,576)	(396,178)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(223,885)	(137,040)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(6,552)	22,605
Total other comprehensive (loss) income	(230,437)	(114,435)
Balance	$ (746,448)	$ (516,011)	$ (401,576)